UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Orrell Capital Management, Inc.
Address: 1536 Holmes Street, Building D
         Livermore, CA  94550

13F File Number:  28-NEW

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gregory M. Orrell
Title:     President
Phone:     925-455-0802

Signature, Place, and Date of Signing:

      /s/  Gregory M. Orrell     Livermore, CA     February 13, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $110,526 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGNICO EAGLE MINES LTD         COM              008474108     6702   162510 SH       SOLE                   162510        0        0
ANGLOGOLD ASHANTI LTD          SPONSORED ADR    035128206      942    20000 SH       SOLE                    20000        0        0
APEX SILVER MINES LTD          ORD              G04074103      636    40000 SH       SOLE                    40000        0        0
AURIZON MINES LTD              COM              05155P106      850   250000 SH       SOLE                   250000        0        0
BARRICK GOLD CORP              COM              067901108     1842    60000 SH       SOLE                    60000        0        0
BEMA GOLD CORP                 COM              08135F107     1834   350000 SH       SOLE                   350000        0        0
CLAUDE RES INC                 COM              182873109     1470  1000000 SH       SOLE                  1000000        0        0
COEUR D ALENE MINES CORP IDA   COM              192108108     1337   270000 SH       SOLE                   270000        0        0
CUMBERLAND RES LTD             COM              23077R100      846   150000 SH       SOLE                   150000        0        0
ELDORADO GOLD CORP NEW         COM              284902103     2873   530000 SH       SOLE                   530000        0        0
FREEPORT-MCMORAN COPPER & GO   CL B             35671D857     1115    20000 SH       SOLE                    20000        0        0
GAMMON LAKE RES INC            COM              364915108     2122   130000 SH       SOLE                   130000        0        0
GLENCAIRN GOLD CORP            COM              377903109       72   150000 SH       SOLE                   150000        0        0
GOLD FIELDS LTD NEW            SPONSORED ADR    38059T106     6042   320000 SH       SOLE                   320000        0        0
GOLDCORP INC NEW               *W EXP 06/09/201 380956177       22     1500 SH       SOLE                     1500        0        0
GOLDCORP INC NEW               COM              380956409    22000   773394 SH       SOLE                   773394        0        0
GOLDEN CYCLE GOLD CORP         COM              380894105     3670   564570 SH       SOLE                   564570        0        0
GOLDEN STAR RES LTD CDA        COM              38119T104     1255   425400 SH       SOLE                   425400        0        0
HARMONY GOLD MNG LTD           SPONSORED ADR    413216300     3857   244900 SH       SOLE                   244900        0        0
HECLA MNG CO                   COM              422704106     1226   160000 SH       SOLE                   160000        0        0
IAMGOLD CORP                   COM              450913108     5554   630400 SH       SOLE                   630400        0        0
ISHARES SILVER TRUST           ISHARES          46428Q109     2316    18000 SH       SOLE                    18000        0        0
KINROSS GOLD CORP              COM NO PAR       496902404     4017   338166 SH       SOLE                   338166        0        0
LIHIR GOLD LTD                 SPONSORED ADR    532349107      617    25000 SH       SOLE                    25000        0        0
MERIDIAN GOLD INC              COM              589975101     5533   199100 SH       SOLE                   199100        0        0
METALLICA RES INC              COM              59125J104      421   106500 SH       SOLE                   106500        0        0
NEWMONT MINING CORP            COM              651639106     8438   186894 SH       SOLE                   186894        0        0
NORTHGATE MINERALS CORP        COM              666416102      386   110000 SH       SOLE                   110000        0        0
OREZONE RES INC                COM              685921108      213   150000 SH       SOLE                   150000        0        0
PAN AMERICAN SILVER CORP       COM              697900108     1720    68075 SH       SOLE                    68075        0        0
RANDGOLD RES LTD               ADR              752344309     4391   187150 SH       SOLE                   187150        0        0
ROYAL GOLD INC                 COM              780287108     1439    40000 SH       SOLE                    40000        0        0
SILVER WHEATON CORP            COM              828336107     1260   120000 SH       SOLE                   120000        0        0
STREETTRACKS GOLD TR           GOLD SHS         863307104     9165   145000 SH       SOLE                   145000        0        0
YAMANA GOLD INC                COM              98462Y100     4343   329500 SH       SOLE                   329500        0        0